COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

19.                              COMMITMENTS AND CONTINGENCIES

(1)                                 Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements.  Rental expenses under operating leases for 2009, 2010 and 2011 were $986, $1,390, and $4,261, respectively.

Future minimum lease payments under such leases as of December 31, 2011 were as follows:

2012	$6,581
2013	5,175
2014	3,730
2015	3,600
2016	64
$19,150

(2)                                 Contingencies

In August 2008, the Group brought a defamation claim against Beijing Yijin Yuhui Technology Investment Co., Ltd. and Beijing Rising Information Technology Co., Ltd. (together, “Rising”) in the Chaoyang District People’s Court of Beijing, alleging that Rising made defamatory statements on its websites and via domestic mass media and seeking retraction of the statements and approximately $303 (RMB2.0 million) in damages. In December 2011, the Group withdrew the case.

In February 2010, the Group also brought an unfair competitive practices claim against Rising in the Xicheng District People’s Court of Beijing, alleging that Rising misled users with statements that 360 Safe Guard pose security risks to users’ systems and seeking retraction of the statements and approximately $1,485 (RMB9.8 million) in damages.  In November 2011, the court ruled in the Group’s favor, requiring Rising to apologize to the Group and pay $32 (RMB0.2 million) in damages to the Group.

In May 2010, Beijing Kingsoft Security Software Co., Ltd. (“Kingsoft”) brought an unfair competitive practices claim against the Group in the First Intermediate People’s Court of Beijing, alleging that the Group misled users with statements that Kingsoft’s anti-virus software products pose security risks to users’ systems and seeking retraction of the statements and approximately $3,030 (RMB20.0 million) in damages. In October 2011, the court ruled that the Group’s actions constituted unfair competition and awarded $56 (RMB0.4 million) as damages to Kingsoft.

In November 2010, the Group brought an unfair competitive practices claim against Kingsoft in the First Intermediate People’s Court of Beijing, alleging that Kingsoft made defamatory statements against the Group and that Kingsoft’s software interferes with the use of 360 Safe Guard. The Group sought retraction of the defamatory statements and approximately $758 (RMB5.0 million) in damages and subsequently increased to $1,589 (RMB10.0 million).  In November 2011, the first instance judgment was made by the First Intermediate People’s Court of Beijing, which rejected the Group’s claims.

In May 2010, the Group brought a breach of contract claim against Baidu Shidai Network Technology (Beijing) Co., Ltd. (“Baidu Shidai”) in the First Intermediate People’s Court of Beijing, alleging that Baidu Shidai owed payments for search referral commissions from the default search bar on the Group’s 360 browsers and seeking approximately $7,636 (RMB50.4 million) in damages, losses and interest.  In September 2010, Baidu Shidai brought a counter-claim against the Group in the First Intermediate People’s Court of Beijing, alleging that the Group charged improper search referral commissions for the search box placed on the 360 browsers and seeking back commission in approximately $1,591 (RMB10.5 million).  In July 2011, the Group and Baidu Shidai reached an agreement before trial that Baidu Shidai paid $2,728 (RMB17.5 million) damages to the Group, which was recorded as revenue in the consolidated statement of operations, by which the case was closed.

In October 2010, Tencent Technology (Shenzhen) Company Ltd. and Shenzhen Tencent Computer Systems Company Limited (together, “Tencent”), brought an unfair competitive practices claim against the Group in the Chaoyang District People’s Court of Beijing, alleging that the Group misled users with statements that Tencent’s QQ instant messaging program invades users’ privacy and seeking retraction of the statements and $606 (RMB4.0 million) in damages. In September 2011, the court ruled that the Group’s actions constituted unfair competition and awarded $64 (RMB0.4 million) as damages to Tencent. In November 2010, the Group brought a defamation claim against Tencent Technology (Shenzhen) Company Limited in the Xicheng District People’s Court of Beijing, alleging that the company made defamatory statements on its website against the Group and seeking retraction of the statements and RMB1.0 in nominal damages. In March 2012, the Group sought in damages increased to $159 (RMB1.0 million). This case is pending.

In June 2011, Tencent brought an unfair competitive practices claim against the Group in the Higher People’s Court of Guangdong province, alleging that the Group’s 360 QQ Bodyguard program interferes with users’ proper usage of Tencent’s QQ instant messaging program and seeking $19,860 (RMB125.0 million) in damages, cessation of the unfair competitive practices and public apology. This case is pending. The Group is not able to make an estimate of the potential loss at this stage.

In November 2011, the Group brought a claim of abuse of dominant market position against Tencent in the Higher’s People’s Court of Guangdong province, alleging that Tencent engaged in monopolistic activities such as restricting users of its QQ instant messaging program from using the Group’s products and bundling its security programs with the QQ instant messaging program and seeking $23,833 (RMB150.0 million) in damages, cessation of the monopolistic activities and public apology. This case is pending.

Other than the aforementioned lawsuits, the Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.